Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Leasing Arrangements [Abstract]
Schedule of Future Minimum Rental Payments

The following is a schedule of future minimum rental payments required under the above operating lease as of December 31, 2016:

Year ending December 31	Amount (in thousands)
2017	$32
2018	35
2019	35
2020	35
2021	35
2022	3
Total	$175